Related parties disclosure - Narrative (Details) - Chief Financial Officer	Dec. 31, 2025 USD ($)
Carlos Moreira
Related parties
Outstanding amount	$ 614,335
John O'Hara
Related parties
Short-term payable	$ 3,848